Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 292,925	$ 171,495	$ 41,563
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	81,303	61,563	46,978
Impairment of vessels	3,033	0	8,497
(Gain)/loss on sale of vessels	0	(7,770)	244
Amounts reclassified from other comprehensive income	(1,091)	0	0
Amortization of derivative assets’ premium	1,123	0	0
Amortization of deferred financing costs	11,233	8,279	4,085
Amortization of original issue premium of notes/premium on repurchase of notes	762	8,615	3,269
Amortization of intangible (liabilities)/assets - charter agreements	(41,158)	(45,430)	(541)
Fair value adjustment on derivative asset	(9,685)	0	0
Prepayment fees on debt repayment	15,197	3,230	0
Share based compensation	10,104	3,510	1,998
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable and other assets	(26,017)	(33,211)	3,132
(Increase) in inventories	(827)	(5,094)	(721)
Increase in derivative assets	(15,370)	(7,000)	0
Increase/(decrease) in accounts payable and other liabilities	6,187	5,939	(2,215)
Increase/(decrease) in related parties' balances, net	2,253	(1,107)	2,504
Increase/(decrease) in deferred revenue	21,968	104,160	(4,364)
Unrealized foreign exchange loss	1	0	0
Net cash provided by operating activities	351,941	267,179	104,429
Cash flows from investing activities:
Acquisition of vessels and intangibles	0	(463,750)	(23,060)
Cash paid for vessel expenditures	(5,460)	(4,611)	(4,089)
Net proceeds from sale of vessels	0	16,514	6,852
Advances for vessel acquisitions and other additions	(3,772)	(3,276)	(4,541)
Cash paid for drydockings	(24,457)	(19,226)	(14,756)
Time deposits acquired	(650)	(7,900)	0
Net cash used in investing activities	(34,339)	(482,249)	(39,594)
Cash flows from financing activities:
Proceeds from issuance of 2024 Notes	0	22,701	20,054
Repurchase of 2022 Notes, including premium	0	(239,183)	(91,971)
Repurchase of 2024 Notes, including premium	(119,871)	0	0
Proceeds from drawdown of credit facilities and sale and leaseback	60,000	744,506	47,000
Proceeds from 2027 Secured Notes	350,000	0	0
Repayment of credit facilities and sale and leaseback	(167,056)	(115,502)	(64,311)
Repayment of refinanced debt, including prepayment fees	(276,671)	(152,862)	(44,366)
Deferred financing costs paid	(9,655)	(13,790)	(1,193)
Net proceeds from offering of Class A common shares, net of offering costs	0	67,549	(74)
Cancellation of Class A common shares	(20,011)	(10,000)	0
Proceeds from offering of Series B preferred shares, net of offering costs	(17)	51,234	18,647
Class A common shares - dividend paid	(50,497)	(27,940)	0
Series B Preferred Shares - dividend paid	(9,536)	(8,263)	(3,995)
Net cash (used in)/provided by financing activities	(243,314)	318,450	(120,209)
Net increase/(decrease) in cash and cash equivalents and restricted cash	74,288	103,380	(55,374)
Cash and cash equivalents and restricted cash at beginning of the year	195,642	92,262	147,636
Cash and cash equivalents and restricted cash at end of the year	269,930	195,642	92,262
Supplementary Cash Flow Information:
Cash paid for interest	51,490	49,528	59,769
Cash received from interest rate caps	9,245	0	0
Non-cash investing activities:
Unpaid capitalized expenses	9,022	0	0
Unpaid drydocking expenses	11,447	5,799	1,321
Unpaid vessel expenditures	0	6,257	4,127
Unpaid advances for vessels' acquisitions and other additions	0	1,499	0
Acquisition of vessels and intangibles	0	96,344	0
Non-cash financing activities:
Issuance of 2024 Notes for the acquisition of vessels	0	35,000	0
Premium on the 2024 Notes issued for the acquisition of vessels	0	1,680	0
Unpaid offering costs	283	0	0
Unrealized gain on derivative assets	$ 31,221	$ 227	$ 0